Loans and Allowance for Credit Losses (Aging Analysis) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 599,916	¥ 667,144
1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	30,165	33,269
Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	22,337	28,603
Commercial | Current | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	285,958	324,632
Commercial | Current | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	107,840	90,234
Commercial | 1-3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	187	100
Commercial | 1-3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0	0
Commercial | Greater Than 3 months Past Due | Domestic
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	460	62
Commercial | Greater Than 3 months Past Due | Foreign
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	0	0
Residential | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	8,258	11,403
Residential | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	577	603
Residential | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	55	121
Card | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	19,264	18,127
Card | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	3,735	4,034
Card | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	1,741	2,005
Krungsri | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	175,298	215,377
Krungsri | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	24,198	25,118
Krungsri | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	19,047	25,376
Other | Current
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	3,298	7,371
Other | 1-3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	1,468	3,414
Other | Greater Than 3 months Past Due
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis at the Period End)	¥ 1,034	¥ 1,039